Summary of Significant Accounting Policies - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total assets	$ 898,053,000		$ 898,053,000		$ 262,389,751
Total liabilities	303,936,000		303,936,000		41,668,794
Restricted cash	500,000		500,000		500,000
Allowance for doubtful accounts	0		0		0
Allowance for contractual adjustments	700,000		700,000		968,471
Impairment charge	0		0
Research and development	872,000	$ 0	2,630,000	$ 0	874,112
Advertising expense	1,100,000	$ 0	1,700,000	$ 0	17,310
Impairment charge					$ 0
VIE
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total assets	4,500,000		4,500,000
Total liabilities	4,100,000		$ 4,100,000
Expenses	$ 25,000
Customer Concentration Risk | Revenue from Contract with Customer Benchmark | One Customer
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Concentration risk, percentage	24.00%		24.00%
Customer Concentration Risk | Accounts Receivable | One Customer
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Concentration risk, percentage			31.00%
Customer Concentration Risk | Accounts Receivable | Customer A
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Concentration risk, percentage					47.00%
Customer Concentration Risk | Accounts Receivable | Customer B
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Concentration risk, percentage					27.00%
Technology Equipment [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property plant and equipment useful life					3 years
Furniture and Medical Equipment [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property plant and equipment useful life					7 years
Maximum [Member] | Office Equipment and Vehicles [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property plant and equipment useful life					7 years
Minimum [Member] | Office Equipment and Vehicles [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property plant and equipment useful life					5 days